FIXED ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
FIXED ASSETS
Schedule of Property and equipment
	June 30,	December 31,
	2025	2024

Production equipment	$32,020	$-
Office equipment	21,070
Vehicle	24,710	-

Total property and equipment	77,800	-
Less: accumulated depreciation	(16,600)	-

Property and equipment, net	$61,200	$-